Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000018126 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018126 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000018126 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000018126 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018126 | B
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018126 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000018126 | BBB
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000018126 | A
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018126 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018126 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018126 | Media Entertainment
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000018126 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018126 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018126 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018126 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018126 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018126 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018126 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018126 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018126 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018126 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000125494 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125494 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125494 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000125494 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125494 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000125494 | A
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000125494 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000125494 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125494 | Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000125494 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000125494 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125494 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125494 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000125494 | IndustryLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125494 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125494 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125494 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125494 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125494 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125494 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125494 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125494 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125494 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000125494 | China
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125494 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000018127 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018127 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018127 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018127 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000018127 | A
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000018127 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018127 | Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000018127 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000018127 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018127 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018127 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000018127 | IndustryLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018127 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018127 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018127 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018127 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018127 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018127 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018127 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018127 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018127 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018127 | China
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018127 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000018128 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018128 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018128 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000018128 | BB
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018128 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000018128 | A
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000018128 | AA
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000018128 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000018128 | Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000018128 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000018128 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018128 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018128 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000018128 | IndustryLocal Authorities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018128 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018128 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018128 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018128 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018128 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018128 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018128 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018128 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018128 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018128 | China
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018128 | United States
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000018129 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018129 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018129 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018129 | B
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000018129 | BB
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000018129 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018129 | Financial Other
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000018129 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018129 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000018129 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018129 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018129 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018129 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018129 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018129 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018129 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000182246 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000182246 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000182246 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000182246 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000182246 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000182246 | A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000182246 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182246 | Electric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182246 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182246 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000018130 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018130 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000018130 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018130 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018130 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018130 | A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018130 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018130 | Electric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018130 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018130 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000089752 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089752 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000089752 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089752 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089752 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089752 | A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089752 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000089752 | Electric
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089752 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089752 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000018131 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018131 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000018131 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018131 | B
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000018131 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000018131 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018131 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018131 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018131 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018131 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018131 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000018131 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000018131 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018131 | IndustryMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018131 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018131 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018131 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089753 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089753 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000089753 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000089753 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000089753 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089753 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000089753 | A
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000089753 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000089753 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000089753 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000089753 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000089753 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089753 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000089753 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089753 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089753 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000089753 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089753 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089753 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000089753 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000173092 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173092 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000173092 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000173092 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173092 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173092 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000173092 | A
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000173092 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173092 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000173092 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000173092 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000173092 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173092 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000173092 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173092 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173092 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000173092 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173092 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173092 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000173092 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211126 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211126 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000211126 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211126 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211126 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211126 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000211126 | A
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000211126 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000211126 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000211126 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000211126 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000211126 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211126 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000211126 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211126 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211126 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000211126 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211126 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211126 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000211126 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018132 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018132 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000018132 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000018132 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018132 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018132 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000018132 | A
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000018132 | AA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018132 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000018132 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000018132 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000018132 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018132 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000018132 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018132 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018132 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000018132 | IndustryAutomotive
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018132 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018132 | IndustryLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018132 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018125 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018125 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000018125 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018125 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018125 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018125 | A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018125 | AA
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000018125 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018125 | ABS Credit Card
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
C000018125 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018125 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018125 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000018125 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000018125 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018125 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018125 | IndustryAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018125 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000125495 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125495 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125495 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125495 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125495 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125495 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125495 | Viper Energy, Inc.FR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125495 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125495 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125495 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000125495 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125495 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125495 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125495 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125495 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125495 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125495 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125495 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125495 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125495 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018134 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018134 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018134 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018134 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018134 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018134 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018134 | Viper Energy, Inc.FR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018134 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018134 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018134 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000018134 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018134 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018134 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018134 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018134 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018134 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018134 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018134 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018134 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018134 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018135 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018135 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018135 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018135 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018135 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018135 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018135 | Viper Energy, Inc.FR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018135 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018135 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018135 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000018135 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018135 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018135 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018135 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018135 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018135 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018135 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018135 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018135 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018135 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000018136 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018136 | Bel Fuse, Inc.FR_077347300
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018136 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018136 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018136 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018136 | Ameris BancorpFR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018136 | Viper Energy, Inc.FR_64361Q101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018136 | Array Digital Infrastructure, Inc.FR_911684108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018136 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018136 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000018136 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018136 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018136 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018136 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018136 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018136 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018136 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018136 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018136 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018136 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%